Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000186112
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Institutional Class
Trading Symbol	BIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	https://www.invenomic.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$296	3.04%

Expenses Paid, Amount	$ 296
Expense Ratio, Percent	3.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 933,913,364
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 18,028,641
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$933,913,364 Number of Portfolio Holdings286 Advisory Fee (net of waivers)$18,028,641 Portfolio Turnover197%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	4.9%
Purchased Options	0.3%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.1%
Real Estate	0.1%
Equity Option	0.3%
Utilities	1.6%
Energy	2.0%
Financials	4.2%
Consumer Staples	5.8%
Money Market	5.8%
Communications	9.4%
Industrials	12.6%
Consumer Discretionary	14.2%
Health Care	18.5%
Materials	18.9%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	5.8%
Sonoco Products Company	2.9%
Viatris, Inc.	2.8%
Dentsply Sirona, Inc.	2.8%
Global Payments, Inc.	2.7%
Teleflex, Inc.	2.4%
RingCentral, Inc., Class A	2.3%
Penn Entertainment, Inc.	2.2%
Six Flags Entertainment Corporation	2.0%
PVH Corporation	2.0%

C000211283
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Super Institutional Class
Trading Symbol	BIVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	https://www.invenomic.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$273	2.79%

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 933,913,364
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 18,028,641
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$933,913,364 Number of Portfolio Holdings286 Advisory Fee (net of waivers)$18,028,641 Portfolio Turnover197%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	4.9%
Purchased Options	0.3%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.1%
Real Estate	0.1%
Equity Option	0.3%
Utilities	1.6%
Energy	2.0%
Financials	4.2%
Consumer Staples	5.8%
Money Market	5.8%
Communications	9.4%
Industrials	12.6%
Consumer Discretionary	14.2%
Health Care	18.5%
Materials	18.9%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	5.8%
Sonoco Products Company	2.9%
Viatris, Inc.	2.8%
Dentsply Sirona, Inc.	2.8%
Global Payments, Inc.	2.7%
Teleflex, Inc.	2.4%
RingCentral, Inc., Class A	2.3%
Penn Entertainment, Inc.	2.2%
Six Flags Entertainment Corporation	2.0%
PVH Corporation	2.0%

C000186113
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Investor Class
Trading Symbol	BIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	https://www.invenomic.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$321	3.29%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	3.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 933,913,364
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 18,028,641
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$933,913,364 Number of Portfolio Holdings286 Advisory Fee (net of waivers)$18,028,641 Portfolio Turnover197%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	4.9%
Purchased Options	0.3%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.1%
Real Estate	0.1%
Equity Option	0.3%
Utilities	1.6%
Energy	2.0%
Financials	4.2%
Consumer Staples	5.8%
Money Market	5.8%
Communications	9.4%
Industrials	12.6%
Consumer Discretionary	14.2%
Health Care	18.5%
Materials	18.9%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	5.8%
Sonoco Products Company	2.9%
Viatris, Inc.	2.8%
Dentsply Sirona, Inc.	2.8%
Global Payments, Inc.	2.7%
Teleflex, Inc.	2.4%
RingCentral, Inc., Class A	2.3%
Penn Entertainment, Inc.	2.2%
Six Flags Entertainment Corporation	2.0%
PVH Corporation	2.0%